Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 15 - Subsequent Events

On October 15, 2021, the Company entered into a Stock Purchase and Option Agreement (“the Purchase Agreement”) with NCW, LLC, a Wyoming limited liability company, pursuant to which, subject to certain conditions, (i) NCW purchased 20 million shares of common stock of the Company (“Purchase Shares”) for a total aggregate price of $2,000 and (ii) in exchange for an aggregate purchase price of $12 thousand, an option to purchase, from time to time, up to an additional 120 million shares of common stock of the Company (“Option Shares”) for a price per share of $0.05833, as may be adjusted from time to time pursuant to the Purchase Agreement. NCW’s option to purchase additional shares under the Purchase Agreement shall expire on October 15, 2023. The Option Price is subject to adjustment upon the occurrence of certain events as described in the Purchase Agreement. Because the Purchase Agreement was approved by the Company’s Board of Directors prior to NCW acquiring any of the Purchase Shares or Option Shares, NCW is not an Acquiring Person under the Rights Agreement between the Company and Broadridge Corporate Issuer Solutions, Inc. The obligations of the Company to consummate the transaction shall be conditioned upon the receipt by the Company from LTP under the amended terms of the 10% Senior Secured Convertible note dated March 8, 2021 as follows: (i) $100 thousand not later than October 15, 2021 and (ii) $100 thousand not later than November 15, 2021 and (iii) $100 thousand not later than December 15, 2021. LTP timely funded the first $100 thousand installment on October 15, 2021. On October 27, 2021, LTP funded the remaining $200 thousand. The proposed issuances of the Purchase Shares and Option Shares have not been listed for trading on any national securities exchange and have not been registered under the Securities and Exchange Act of 1933.

On November 18, 2021, the Company entered into a Stock Purchase and Option Agreement (the “Purchase Agreement”) with Mayer and Associates LLC (“Mayer”), pursuant to which Mayer purchased (i) 1,600,000 shares of common stock of the Company for a total aggregate price of $160.00, or $0.0001 per share (the “Purchase Shares”) and (ii) in exchange for an aggregate purchase price of $13,840, an option (the “Option”) to purchase, from time to time, up to an additional 138,400,000 shares of common stock of the Company (“Option Shares”). The Option is exercisable at a per share exercise price of, for the first 18,400,000 Option Shares, $0.0001, and $0.05833 for the remaining Option Shares (the “Option Price”). Mayer’s option to purchase the Option Shares under the Purchase Agreement shall expire on November 18, 2023, and its right to acquire any of the Option Shares is subject to limitation so that at no time may Mayer beneficially own more than 4.99% (or 9.99% under certain circumstances) of the total issued and outstanding shares of Company common stock. The Option Price is subject to adjustments upon the occurrence of certain events as more fully described in the Purchase Agreement.

The Purchase Shares and Option Shares are subject to piggyback registration rights under the Purchase Agreement.

On November 19, 2021, the Company and NCW entered into a Termination Agreement dated as of November 17, 2021, pursuant to which that certain Stock Purchase and Option Agreement dated October 15, 2021 as between the Company and NCW (the “NCW Agreement”) was terminated and no longer of any force or effect. The transactions originally contemplated by the NCW Agreement were never consummated and (a) no shares of Company common stock or options were ever issued to NCW under the Agreement and (b) NCW never paid to the Company any of the purchase price or other amounts contemplated by the NCW Agreement.

On November 4, 2021, Cary Sucoff, a member of the Board of Directors (the “Board”) of the Company and of its Nominating & Corporate Governance Committee (Chair) and its Audit Committee, resigned as a Board member, effective immediately. Mr. Sucoff’s resignation is not related to any disagreement with the Company’s operations, policies, or practices. Effective November 4, 2021, the Company amended the terms of the 315,000 restricted common shares granted to Mr. Sucoff, so that all of such shares are fully vested.

On November 4, 2021, Peter W. Harper, a member of the board and of its Audit Committee (Chair) and its Compensation Committee, resigned as a Board member, effective immediately. Mr. Harper’s resignation is not related to any disagreement with the Company’s operations, policies, or practices. Effective November 4, 2021, the Company amended the terms of the 315,000 restricted common shares granted to Mr. Harper, so that all of such shares are fully vested.

On November 4, 2021, James E. May, the General Counsel and Secretary of the company and its subsidiaries, resigned from all such roles effective immediately.

On November 8, 2021, Vanessa Guzmán-Clark, the Vice President and Chief Financial Officer of the Company, resigned from all such roles effective immediately. Mr. Barry Kostiner, a member of the Board and Manager of Capital Markets, will assume the interim role of principal financial and accounting officer of the Company. Mr. Kostiner shall be appointed Secretary of the Company.

Note 17—Subsequent Events

Senior Secured Convertible Debt Agreement

On March 8, 2021, the Company issued a $375 thousand Senior Secured Convertible Debenture (“Debenture”) to Legacy Tech Partners, LLC (“LTP”) a Delaware limited liability company. The Debenture accrues interest at a rate of 10% and is due on the earlier of the occurrence of certain liquidity events with respect to the Company and March 8, 2022. The Debenture may be converted at any time after the issue date into shares of the Company’s Common Stock (the “Conversion Shares”) at a price equal to $0.05 per share. Together with each Conversion Share a warrant will be issued with a strike price of $0.05 per share and an expiration date of March 8, 2026 (the “Warrants”). LTP has an obligation to lend the Company an additional $625 thousand under the same terms prior to March 31, 2022, and an option to fund an additional $4 million under the same terms prior to March 8, 2024. LTP also has the option to extend the maturity date of each loan it makes to the Company, including the initial loan of $375 thousand for a term not to exceed four years from the original maturity date of that loan. Net proceeds were $314 thousand after legal fees related to the transaction. The Debenture is secured by a lien on all the Company’s assets. The Company’s U.S. subsidiaries entered into Guaranties on March 9, 2021 in favor of LTP under which such subsidiaries guaranteed the Company’s obligations under the Debenture and granted LTP a lien on all assets of such subsidiaries. The use of proceeds from the Debenture will be to extinguish liabilities of the Company and to fund the development of the EdTech (as defined above) business. The Warrants will not be listed for trading on any national securities exchange. The Warrants and the shares issuable upon conversion of the Debenture are not being registered under the Securities Act of 1933, as amended (the “Securities Act”). The aggregate number of shares issuable upon conversion of the Debenture and upon the exercise of the Warrants may not exceed 19.9% of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of shares upon conversion of the Debenture and the exercise of the Warrants.

Bankruptcy or Receivership

At a meeting held on January 11, 2021 (“Creditors’ Meeting”), the creditors of Elite Legacy Education UK Ltd (“ELE UK”), a wholly owned subsidiary of Legacy Education Alliance, Inc. (“LEAI”), approved a Proposal for a Company Voluntary Arrangement (the “Arrangement”) under the UK Insolvency Act 1986 (the “IA”) and the UK Insolvency Rules 2016 (the “IR”). Under the terms of the Arrangement, CVR Global LLP has been appointed as Supervisor of ELE UK for the purposes of administering the Arrangement. At the Creditors Meeting, the creditors also approved a modification to the Arrangement whereby any tax refunds due to ELE UK would be paid to the Supervisor and made available for distribution to creditors. The Supervisor will wind down the business of ELE UK and make distributions to ELE UK’s non-student creditors in accordance with the applicable provisions of the IA and the IR, on and subject to the terms and conditions set forth in the Arrangement in satisfaction of the non-student creditors’ respective claims against ELE UK. Student creditors of ELE UK will be provided the opportunity to receive trainings from an independent training provider on and subject to the terms and conditions set forth in the Arrangement in satisfaction of their respective claims against ELE UK. Pursuant to the Arrangement, and at its conclusion, the remaining assets of ELE UK, if any, would be distributed to LEAI. As a result of the CVR, the Winding-Up Petition, CR-2020-001958, filed in the High Court of Justice, Business and Property Courts of England and Wales has been dismissed. At this time, LEAI management is unable to anticipate any distributions that would be received from ELE UK.

On January 27, 2021, Legacy Education Alliance Australia PTY Ltd (“LEA Australia”), a wholly owned subsidiary of Legacy Education Alliance, Inc. (“LEAI”), appointed Brent Leigh Morgan and Christopher Stephen Bergin, both of the firm of Rodgers Reidy, 326 William Street, Melbourne VIC 3000 Australia, as Joint and Several Liquidators of LEA Australia, to supervise a Creditors Voluntary Liquidation of LEA Australia. Subject to the approval of the creditors of LEA Australia at a meeting to be held on February 23, 2021 AEDT (February 22, 2021 EST), the Joint Liquidators will wind down the business of LEA Australia and make distributions, if any, to its creditors in accordance with the applicable provisions of the Australian Corporations Act of 2001. The first meeting of creditors of LEA Australia was held on February 24, 2021 (AEDT), at which no resolutions were proposed by the creditors, no nominations for a Committee of Inspection were made, and no alternative liquidator was proposed.

On March 2, 2021, Legacy Education Alliance Holdings, Inc. the sole shareholder of Legacy Education Alliance Hong Kong Ltd (“LEA Hong Kong”), a subsidiary of the Company, adopted a resolution to wind up voluntarily the affairs of LEA Hong Kong and to appoint Cosimo Borrelli and Li Chung Ngai (also known as Anson Li), both of Borrelli Walsh Limited, Level 17, Tower 1, Admiralty Centre, 18 Harcourt Road, Hong Kong as Joint and Several Liquidators of LEA Hong Kong. At a meeting of the creditors of LEA Hong Kong held on March 2, 2021, the creditors similarly approved the voluntary winding up of LEA Hong Kong and the appointment of Cosimo Borrelli and Li Chung Ngai (also known as Anson Li), as Joint and Several Liquidators. The Joint and Several Liquidators will wind up the business of LEA Hong Kong and make distributions, if any, to its creditors in accordance with the applicable provisions of the Companies (Winding Up and Miscellaneous Provisions) Ordinance of Hong Kong.

On March 7, 2021, Tigrent Learning Canada Inc. (“Tigrent Canada”), a wholly owned subsidiary of Legacy Education Alliance, Inc., filed an assignment in bankruptcy under section 49 of the Canada Bankruptcy and Insolvency Act (the “Act”) in the Office of the Superintendent of Bankruptcy Canada, District of Ontario, Division of Toronto, Court No. 31-2718213. Also on March 7, 2021, A. Farber & Partners was appointed trustee of the estate of Tigrent Canada. The trustee will wind down the business of Tigrent Canada and make distributions, if any, to its creditors in accordance with the applicable provisions of the Act. At the First Meeting of Creditors held on March 23, 2021, the creditors of Tigrent Canada approved the appointment of A. Farber & Partners as trustee of the estate of Tigrent Canada.